Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund))	0 Months Ended
	Mar. 07, 2013
Class A
Operating Expenses:
Management Fees	0.84%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.75%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and/or Expense Reimbursements	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.83%
Class B
Operating Expenses:
Management Fees	0.84%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.99%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.99%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.90%
Fee Waiver and/or Expense Reimbursements	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	2.72%
Class C
Operating Expenses:
Management Fees	0.84%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.76%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.67%
Fee Waiver and/or Expense Reimbursements	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	2.60%
Class I
Operating Expenses:
Management Fees	0.84%	[1],[4]
Distribution and/or Service (12b-1) Fees	none	[4]
Other Expenses of the Fund	0.50%	[4]
Other Expenses of the Subsidiary	none	[2],[4]
Other Expenses	0.50%	[4]
Acquired Fund Fees and Expenses	0.07%	[4]
Total Annual Fund Operating Expenses	1.41%	[4]
Fee Waiver and/or Expense Reimbursements	(0.07%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.34%	[4]
Class N
Operating Expenses:
Management Fees	0.84%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.82%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.23%
Fee Waiver and/or Expense Reimbursements	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	2.16%
Class Y
Operating Expenses:
Management Fees	0.84%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.74%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.74%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver and/or Expense Reimbursements	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.58%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the estimated gross management fee of the Subsidiary for its first fiscal year.
[2]	"Other Expenses of the Subsidiary" are based on estimated amounts for its first fiscal year.
[3]	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has contractually agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. Each of these limitations may not be amended or withdrawn until after one year from the date of this prospectus, unless approved by the Board.
[4]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.